Fair Value Measurements - Schedule of Master Trust's Investment Assets at Fair Value (Details) - EBP 013 - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	$ 1,369,226	$ 1,303,068
Money Market Fund
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	252	397
Ashland Inc. Common Stock
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	28,860	38,372
Shares of Registered Investment Companies
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	171,539	162,677
Stable Value Fund Money Market Fund
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	3,577	1,793
Investment Excluding Common Collective Trust
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	204,228	203,239
Common/Collective Trusts
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	1,164,998	1,099,829
Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	204,228	203,239
Level 1 | Money Market Fund
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	252	397
Level 1 | Ashland Inc. Common Stock
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	28,860	38,372
Level 1 | Shares of Registered Investment Companies
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	171,539	162,677
Level 1 | Stable Value Fund Money Market Fund
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	3,577	1,793
Level 1 | Investment Excluding Common Collective Trust
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	204,228	203,239
Level 1 | Common/Collective Trusts
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	0	0
Level 2
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	0	0
Level 2 | Money Market Fund
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	0	0
Level 2 | Ashland Inc. Common Stock
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	0	0
Level 2 | Shares of Registered Investment Companies
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	0	0
Level 2 | Stable Value Fund Money Market Fund
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	0	0
Level 2 | Investment Excluding Common Collective Trust
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	0	0
Level 2 | Common/Collective Trusts
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	0	0
Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	0	0
Level 3 | Money Market Fund
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	0	0
Level 3 | Ashland Inc. Common Stock
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	0	0
Level 3 | Shares of Registered Investment Companies
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	0	0
Level 3 | Stable Value Fund Money Market Fund
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	0	0
Level 3 | Investment Excluding Common Collective Trust
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	0	0
Level 3 | Common/Collective Trusts
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	$ 0	$ 0